Average Annual Total Returns - Admiral - Vanguard Dividend Appreciation Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Fund Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 1 Year	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 5 Years	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Spliced S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	15.46%	14.92%	11.93%	Dec. 19, 2013	14.95%	14.38%	11.40%	9.42%	11.89%	9.56%	15.62%	15.02%	12.02%	15.62%	15.02%	12.02%				20.79%	15.36%	13.01%